PENSION PLAN - Actuarial Gains and Losses Recognized in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 29	$ 23
Actuarial gain (loss) arising from
Financial assumptions	(22)	3
Experience adjustments	0	0
Return on plan assets excluding interest income	16	(9)
Recognized loss during the period after tax	(6)	(6)
Net defined benefit liability (asset), ending balance	35	29
Registered Plans
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(8)	(7)
Registered Plans | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	28	22
Actuarial gain (loss) arising from
Financial assumptions	(21)	3
Experience adjustments	0	0
Return on plan assets excluding interest income	16	(9)
Recognized loss during the period after tax	(5)	(6)
Net defined benefit liability (asset), ending balance	33	28
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	1	1
Actuarial gain (loss) arising from
Financial assumptions	(1)	0
Experience adjustments	0	0
Return on plan assets excluding interest income	0	0
Recognized loss during the period after tax	(1)	0
Net defined benefit liability (asset), ending balance	$ 2	$ 1